Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Developing Growth Fund

For the period ended April 30, 2021

Schedule of Investments (unaudited)

April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.65%

Aerospace & Defense 1.68%
Axon Enterprise, Inc.*	597,707	$90,618

Auto Components 0.76%
Fox Factory Holding Corp.*	266,007	40,760

Banks 3.13%
Silvergate Capital Corp. Class A*	572,905	61,427
Western Alliance Bancorp	1,023,114	107,498
Total		168,925

Biotechnology 16.23%
Acceleron Pharma, Inc.*	411,239	51,393
Arena Pharmaceuticals, Inc.*	588,569	40,393
Blueprint Medicines Corp.*	396,969	38,236
Bridgebio Pharma, Inc.*	947,793	53,001
CareDx, Inc.*	993,782	78,578
Insmed, Inc.*	1,769,611	59,689
Intellia Therapeutics, Inc.*	601,815	46,201
Iovance Biotherapeutics, Inc.*	962,053	30,247
Karuna Therapeutics, Inc.*	205,959	22,863
Krystal Biotech, Inc.*	880,811	69,972
MacroGenics, Inc.*	1,246,977	40,352
Mirati Therapeutics, Inc.*	273,837	45,517
Natera, Inc.*	898,154	98,815
Rocket Pharmaceuticals, Inc.*	1,055,264	48,373
TG Therapeutics, Inc.*	1,718,410	76,830
Turning Point Therapeutics, Inc.*	499,430	38,072
Ultragenyx Pharmaceutical, Inc.*	335,422	37,447
Total		875,979

Building Products 1.90%
AZEK Co., Inc. (The)*	1,171,087	56,540
Trex Co., Inc.*	425,938	45,997
Total		102,537
Investments	Shares	Fair Value (000)
Capital Markets 1.05%
Open Lending Corp. Class A*	1,449,682	$56,610

Chemicals 1.63%
Amyris, Inc.*	3,079,361	44,835
Balchem Corp.	340,795	43,346
Total		88,181

Communications Equipment 1.97%
Calix, Inc.*	1,873,641	79,236
Lumentum Holdings, Inc.*	317,127	26,972
Total		106,208

Electrical Equipment 2.00%
Generac Holdings, Inc.*	164,713	53,359
Sunrun, Inc.*	577,582	28,301
TPI Composites, Inc.*	497,984	26,468
Total		108,128

Electronic Equipment, Instruments & Components 1.04%
Littelfuse, Inc.	212,659	56,406

Food Products 0.96%
Freshpet, Inc.*	281,004	51,935

Health Care Equipment & Supplies 7.52%
Axonics, Inc.*	1,493,203	93,967
Inari Medical, Inc.*	790,020	90,291
Inmode Ltd. (Israel)*(a)	634,806	54,803
Nevro Corp.*	207,942	35,935
Shockwave Medical, Inc.*	590,417	96,510
SI-BONE, Inc.*	977,529	34,702
Total		406,208

Health Care Technology 2.39%
Inspire Medical Systems, Inc.*	544,262	128,892

Hotels, Restaurants & Leisure 3.10%
Marriott Vacations Worldwide Corp.*	225,673	40,086
Penn National Gaming, Inc.*	384,053	34,227

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

April 30, 2021

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc. Class A*	664,436	$55,806
Shake Shack, Inc. Class A*	340,959	37,079
Total		167,198

Household Durables 5.84%
Helen of Troy Ltd.*	129,660	27,385
LGI Homes, Inc.*	658,011	109,085
Sonos, Inc.*	2,595,231	103,887
Tempur Sealy International, Inc.	1,957,382	74,655
Total		315,012

Information Technology Services 4.96%
Digitalocean Holdings, Inc.*	525,214	22,884
Endava plc ADR*	841,934	76,229
Globant SA (Argentina)*(a)	279,694	64,100
Shift4 Payments, Inc. Class A*	1,059,351	104,759
Total		267,972

Insurance 0.52%
Trupanion, Inc.*	345,070	27,985

Interactive Media & Services 0.55%
Eventbrite, Inc. Class A*	1,269,101	29,913

Internet & Direct Marketing Retail 1.66%
Fiverr International Ltd. (Israel)*(a)	118,431	24,642
Magnite, Inc.*	662,052	26,515
RealReal, Inc. (The)*	1,559,194	38,621
Total		89,778

Internet Software & Services 1.66%
Cardlytics, Inc.*	652,560	89,747

Leisure Equipment & Products 0.59%
Latham Group, Inc.*	1,229,936	31,978

Leisure Products 2.87%
Malibu Boats, Inc. Class A*	943,261	78,630
YETI Holdings, Inc.*	892,537	76,241
Total		154,871
Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 2.92%
Berkeley Lights, Inc.*	255,704	$12,558
NanoString Technologies, Inc.*	415,784	33,125
Olink Holding AB ADR*(b)	358,301	12,612
Pacific Biosciences of California, Inc.*	900,227	26,872
Quanterix Corp.*	759,823	46,456
Repligen Corp.*	122,461	25,926
Total		157,549

Machinery 5.07%
Altra Industrial Motion Corp.	879,124	51,877
Chart Industries, Inc.*	580,076	93,178
Evoqua Water Technologies Corp.*	1,795,245	51,308
Hydrofarm Holdings Group, Inc.*(b)	707,153	46,460
Westport Fuel System, Inc. (Canada)*(a)(b)	4,493,674	30,692
Total		273,515

Pharmaceuticals 0.97%
Intra-Cellular Therapies, Inc.*	1,520,464	52,350

Professional Services 0.87%
Upwork, Inc.*	1,021,252	47,039

Real Estate Management & Development 0.78%
Redfin Corp.*	592,100	41,909

Semiconductors & Semiconductor Equipment 6.98%
Brooks Automation, Inc.	699,437	70,874
CEVA, Inc.*	1,009,338	55,958
Diodes, Inc.*	878,123	67,449
MKS Instruments, Inc.	519,819	93,105
Semtech Corp.*	920,210	62,335
SunPower Corp.*(b)	1,047,395	26,907
Total		376,628

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2021

Investments	Shares	Fair Value (000)
Software 9.43%
Appian Corp.*(b)	269,614	$32,672
Blackline, Inc.*	230,462	26,747
Cerence, Inc.*	313,918	30,265
Digital Turbine, Inc.*	821,762	61,986
DoubleVerify Holdings, Inc.*	524,193	18,457
Everbridge, Inc.*	207,895	27,590
Five9, Inc.*	381,185	71,651
Jamf Holding Corp.*	903,149	32,983
Lightspeed POS, Inc. (Canada)*(a)	569,364	39,747
Olo, Inc. Class A*(b)	454,611	13,120
ON24, Inc.*	334,677	14,726
Q2 Holdings, Inc.*	255,102	26,536
Rapid7, Inc.*	654,524	53,180
Sprout Social, Inc. Class A*	898,451	59,558
Total		509,218

Specialty Retail 3.61%
At Home Group, Inc.*	938,834	29,648
National Vision Holdings, Inc.*	1,281,977	64,625
RH*(b)	146,228	100,608
Total		194,881

Textiles, Apparel & Luxury Goods 3.00%
Crocs, Inc.*	956,725	95,787
Deckers Outdoor Corp.*	196,076	66,313
Total		162,100

Trading Companies & Distributors 1.01%
Rush Enterprises, Inc. Class A	1,105,857	54,585
Total Common Stocks (cost $3,811,743,897)		5,325,615
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 1.98%

Repurchase Agreement 1.00%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $56,171,400 of U.S. Treasury Note at 0.375% due 11/30/2025 value: $55,251,629; proceeds: $54,168,221 (cost $54,168,221)	$54,168	$54,168

	Shares

Money Market Fund 0.88%
Fidelity Government Portfolio(c) (cost $47,532,938)	47,532,938	47,533

Time Deposit 0.10%
CitiBank N.A.(c) (cost $5,281,438)	5,281,438	5,281
Total Short-Term Investments (cost $106,982,597)		106,982
Total Investments in Securities 100.63% (cost $3,918,726,494)		5,432,597
Liabilities in Excess of Other Assets (0.63)%		(34,080)
Net Assets 100.00%		$5,398,517

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$5,325,615	$–	$–	$5,325,615
Short-Term Investments
Repurchase Agreement	–	54,168	–	54,168
Money Market Fund	47,533	–	–	47,533
Time Deposit	–	5,281	–	5,281
Total	$5,373,148	$59,449	$–	$5,432,597

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

Notes to Schedule of Investments (unaudited)(continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such

Notes to Schedule of Investments (unaudited)(concluded)

loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2021, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of
Securities Loaned	Collateral Received
$ 50,169,248	$ 52,814,376

QPHR-DEV-3Q

(4/21)